Trade Accounts Receivable - Schedule of Trade Accounts Receivables by Aging Category (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Aging list:
Trade accounts receivables	R$ 12,391	R$ 15,610
Current [Member] | Gross carrying amount [Member]
Aging list:
Trade accounts receivables	10,355	13,740
Due up to 30 days [Member] | Gross carrying amount [Member]
Aging list:
Trade accounts receivables	589	702
Due from 30 to 60 days [Member] | Gross carrying amount [Member]
Aging list:
Trade accounts receivables	323	155
Due from 60 to 90 days [Member] | Gross carrying amount [Member]
Aging list:
Trade accounts receivables	231	102
Overdue from 90 to 180 days [Member] | Gross carrying amount [Member]
Aging list:
Trade accounts receivables	251	249
Overdue over 180 days [Member] | Gross carrying amount [Member]
Aging list:
Trade accounts receivables	R$ 642	R$ 662